Pension schemes - Gross liability (Details) - Gross defined benefit liability - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Gross defined benefit liability at January 1	€ 973	€ 764
Current service cost	331	254
Interest cost	35	25
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Return on plan assets	(1)	(53)
Insurance premiums for risk benefits	(14)	(10)
Actuarial loss due to change in experience assumptions.	(50)	8
Gross defined benefit liability at December 31	€ 1,254	€ 973